Investment Portfolioas of March 31, 2024 (Unaudited)
DWS Global Small Cap VIP
	Shares	Value ($)

Common Stocks 98.4%
Australia 2.7%
AMP Ltd.	327,127	249,412
Charter Hall Long Wale REIT	138,078	343,718
IPH Ltd. (a)	71,849	295,437
Nickel Industries Ltd.	544,338	287,321
Orora Ltd.	252,905	448,271
Southern Cross Media Group Ltd.	265,699	165,351
(Cost $2,344,419)		1,789,510
Belgium 0.4%
Galapagos NV* (Cost $309,437)	7,825	249,714
Canada 0.5%
Quebecor, Inc. "B" (Cost $185,022)	16,271	356,640
Denmark 1.1%
Topdanmark AS (Cost $792,772)	16,460	704,299
Finland 0.6%
Tokmanni Group Corp. (Cost $278,398)	23,624	386,889
France 3.4%
Alten SA	4,851	707,569
Eiffage SA	6,052	686,546
Vallourec SACA*	45,025	835,494
(Cost $1,739,849)		2,229,609
Germany 3.2%
AIXTRON SE	31,515	832,999
Jumia Technologies AG (ADR)*	44,714	228,935
MorphoSys AG* (a)	9,326	676,123
United Internet AG (Registered)	16,804	378,171
(Cost $1,383,725)		2,116,228
Ireland 1.0%
Dalata Hotel Group PLC (Cost $662,452)	130,999	636,684
Italy 2.1%
Buzzi SpA (Cost $799,246)	35,550	1,396,053
Japan 5.6%
BML, Inc.	8,200	157,521
JTOWER, Inc.*	5,000	132,448
Kusuri no Aoki Holdings Co., Ltd.	5,474	112,749
Mani, Inc.	41,100	535,674
Nankai Electric Railway Co., Ltd.	17,300	354,731
Nippon Paper Industries Co., Ltd.	28,200	217,769
Optorun Co., Ltd.	23,200	314,176

Sawai Group Holdings Co., Ltd.	8,000	312,432
Systena Corp.	328,600	581,747
Tsurumi Manufacturing Co., Ltd.	9,400	231,616
TV Asahi Holdings Corp. (a)	31,100	428,349
Zenkoku Hosho Co., Ltd.	9,800	350,037
(Cost $3,946,335)		3,729,249
Jersey 0.4%
Novocure Ltd.* (Cost $398,061)	19,232	300,596
Korea 2.4%
Amotech Co., Ltd.*	84,479	467,498
Grand Korea Leisure Co., Ltd.	18,607	178,019
Hite Jinro Co. Ltd.	13,896	211,601
Seah Besteel Holdings Corp.	44,669	751,534
(Cost $1,886,162)		1,608,652
Malta 0.6%
Kindred Group PLC (Cost $273,101)	33,151	384,965
Norway 0.4%
Hexagon Composites ASA*	162,573	281,751
Hexagon Purus ASA*	29,783	17,265
(Cost $483,596)		299,016
Portugal 0.3%
REN - Redes Energeticas Nacionais SGPS SA (Cost $264,147)	93,254	221,336
Puerto Rico 0.8%
Popular, Inc. (Cost $469,111)	6,236	549,329
Spain 0.6%
Fluidra SA (Cost $252,248)	15,819	374,094
Sweden 0.7%
Cibus Nordic Real Estate AB publ (Cost $416,923)	37,692	494,039
Switzerland 2.8%
OC Oerlikon Corp. AG (Registered)	217,973	960,014
Siegfried Holding AG (Registered)	861	879,283
(Cost $1,755,727)		1,839,297
United Kingdom 7.0%
Clarkson PLC	8,027	406,264
Computacenter PLC	22,414	762,694
Drax Group PLC	78,099	494,243
Dunelm Group PLC	15,276	218,256
Genus PLC	4,642	103,410
Greggs PLC	20,613	747,720
RS GROUP PLC	57,698	529,281
Softcat PLC	23,640	473,815
TechnipFMC PLC	35,501	891,430
(Cost $3,495,044)		4,627,113
United States 61.8%
Adeia, Inc.	16,645	181,763

Affiliated Managers Group, Inc.	4,495	752,778
Alcoa Corp.	14,438	487,860
Americold Realty Trust, Inc. (REIT)	21,462	534,833
Apple Hospitality REIT, Inc. (REIT)	18,296	299,688
ArcBest Corp.	5,345	761,663
Armada Hoffler Properties, Inc. (REIT)	16,174	168,210
Ashland, Inc.	2,703	263,191
Aspen Aerogels, Inc.*	54,268	955,117
Atkore, Inc.	4,837	920,771
Avis Budget Group, Inc.	2,940	360,032
Bank OZK	7,401	336,449
Beam Global* (a)	19,418	132,042
Benchmark Electronics, Inc.	21,886	656,799
Bluebird Bio, Inc.*	140,203	179,460
Bridgebio Pharma, Inc.*	24,077	744,461
Builders FirstSource, Inc.*	10,423	2,173,717
Carvana Co.* (a)	6,642	583,898
Casey's General Stores, Inc.	5,216	1,661,035
Chord Energy Corp.	2,232	397,800
Clearway Energy, Inc. "A"	8,709	187,331
CNX Resources Corp.*	24,979	592,502
Delek U.S. Holdings, Inc.	25,698	789,957
Ducommun, Inc.*	14,980	768,474
Easterly Government Properties, Inc. (REIT)	18,770	216,043
EastGroup Properties, Inc. (REIT)	2,146	385,786
Essential Properties Realty Trust, Inc. (REIT)	7,490	199,683
Exact Sciences Corp.*	4,623	319,264
First Citizens BancShares, Inc. "A"	211	344,985
Five Below, Inc.*	3,073	557,381
Four Corners Property Trust, Inc. (REIT)	29,198	714,475
Fulgent Genetics, Inc.*	6,744	146,345
Healthpeak Properties, Inc. (REIT)	21,003	393,797
Hecla Mining Co.	84,587	406,863
Hillenbrand, Inc.	14,976	753,143
Industrial Logistics Properties Trust (REIT)	73,443	315,070
Jefferies Financial Group, Inc.	13,652	602,053
Kimco Realty Corp. (REIT)	13,484	264,418
Kite Realty Group Trust (REIT)	13,787	298,902
Kohl's Corp.	9,160	267,014
Ladder Capital Corp. (REIT)	22,361	248,878
Lamb Weston Holdings, Inc.	7,107	757,109
Lazard, Inc.	10,388	434,946
Lumentum Holdings, Inc.*	8,847	418,905
Madison Square Garden Sports Corp.*	4,259	785,871
Modine Manufacturing Co.*	18,773	1,787,002
New Jersey Resources Corp.	8,816	378,295
NiSource, Inc.	11,674	322,903
Option Care Health, Inc.*	24,922	835,884
Premier, Inc. "A"	14,223	314,328
Reinsurance Group of America, Inc.	3,926	757,247
Rush Enterprises, Inc. "A"	31,717	1,697,480
SentinelOne, Inc. "A"*	48,619	1,133,309
Skillsoft Corp.* (a)	14,805	133,249
SkyWest, Inc.*	12,511	864,260
SouthState Corp.	12,835	1,091,360
Spectrum Brands Holdings, Inc.	5,219	464,543
Stride, Inc.*	7,312	461,022
Synovus Financial Corp.	26,754	1,071,765

Taylor Morrison Home Corp.*	14,345	891,829
Teladoc Health, Inc.*	11,156	168,456
Thermon Group Holdings, Inc.*	35,737	1,169,315
TopBuild Corp.*	3,876	1,708,269
Trupanion, Inc.* (a)	5,497	151,772
Unum Group	8,571	459,920
Xperi, Inc.*	11,169	134,703
Xponential Fitness, Inc. "A"*	14,372	237,713
YETI Holdings, Inc.*	15,393	593,400
Zions Bancorp. NA	13,128	569,755
(Cost $26,484,277)		41,118,541
Total Common Stocks (Cost $48,620,052)		65,411,853

Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (b) (c) (Cost $2,234,375)	2,234,375	2,234,375

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $918,271)	918,271	918,271

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,772,698)	103.1	68,564,499
Other Assets and Liabilities, Net	(3.1)	(2,067,639)
Net Assets	100.0	66,496,860
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (b) (c)
522,836	1,711,539 (d)	—	—	—	10,094	—	2,234,375	2,234,375
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 5.36% (b)
685,087	1,777,891	1,544,707	—	—	10,973	—	918,271	918,271
1,207,923	3,489,430	1,544,707	—	—	21,067	—	3,152,646	3,152,646

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $2,125,736, which is 3.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2024 the DWS Global Small Cap VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Industrials	13,871,145	21%
Consumer Discretionary	9,868,996	15%
Financials	8,674,985	13%
Information Technology	6,665,977	10%
Health Care	5,922,951	9%
Materials	5,213,979	8%
Real Estate	4,628,662	7%
Energy	3,507,183	5%
Consumer Staples	3,207,037	5%
Communication Services	2,246,830	4%
Utilities	1,604,108	3%
Total	65,411,853	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,789,510	$—	$—	$1,789,510
Belgium	249,714	—	—	249,714
Canada	356,640	—	—	356,640
Denmark	—	704,299	—	704,299
Finland	386,889	—	—	386,889
France	2,229,609	—	—	2,229,609
Germany	2,116,228	—	—	2,116,228
Ireland	636,684	—	—	636,684
Italy	1,396,053	—	—	1,396,053
Japan	3,729,249	—	—	3,729,249
Jersey	300,596	—	—	300,596
Korea	1,608,652	—	—	1,608,652
Malta	384,965	—	—	384,965
Norway	—	299,016	—	299,016
Portugal	221,336	—	—	221,336
Puerto Rico	549,329	—	—	549,329
Spain	374,094	—	—	374,094
Sweden	494,039	—	—	494,039
Switzerland	1,839,297	—	—	1,839,297
United Kingdom	4,627,113	—	—	4,627,113
United States	41,118,541	—	—	41,118,541
Short-Term Investments (a)	3,152,646	—	—	3,152,646
Total	$67,561,184	$1,003,315	$—	$68,564,499

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1glosc-PH1
R-080548-2 (1/25)